UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 16, 2016

Taberna Realty Holdings Trust

Name of Securitizer

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001568845

James J. Sebra, Chief Financial Officer and Treasurer, (215) 243-9000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒(1)

(1)	Taberna Realty Holdings Trust, or “TRHT”, files Form ABS-15G reports in respect of all asset-backed securities transactions for which TRHT acts as securitizer and which are within the scope of Rule 15Ga-1 and that were not the subject of a filing on Form ABS-15G by an affiliated securitizer (“Covered Transactions”). TRHT’s filing of any such reports and its compliance with the requirements of Rule 15Ga-1 are also being effected in satisfaction of the filing and compliance obligations of any affiliates of TRHT, if any, that also acted as a securitizer in respect of any Covered Transaction.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Taberna Realty Holdings Trust (the “Securitizer”) has indicated by check mark that the Securitizer has no activity to report for the calendar year ended December 31, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Taberna Realty Holdings Trust (Securitizer)

By:	Taberna Realty Finance Trust

By:	/s/ James J. Sebra
Name:	James J. Sebra
Title:	Chief Financial Officer and Treasurer

Date: February 16, 2016